Other Accounts Receivable And Prepaid Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Accounts Payable And Accrued Expenses [Abstract]
Government authorities	$ 11,238	$ 14,150
Advances to suppliers	4,409	3,140
Prepaid expenses	10,950	16,636
Other	7,608	4,817
Other accounts receivable and prepaid expenses	$ 34,205	$ 38,743